Segment reporting - Segments (Details) € in Thousands	3 Months Ended
	Mar. 31, 2018 EUR (€) segment	Mar. 31, 2017 EUR (€)
Segment reporting
Number of reportable segments | segment	2
Revenue	€ 5,052	€ 4,530
Gross profit	(1,576)	(2,431)
Systems
Segment reporting
Revenue	1,375	1,693
Gross profit	€ 429	€ 353
Gross profit in %	31.20%	20.90%
Services
Segment reporting
Revenue	€ 3,677	€ 2,837
Gross profit	€ 1,838	€ 1,228
Gross profit in %	50.00%	43.30%